SCHEDULE OF SALES BY GEOGRAPHICAL REGION (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 10,622,000	$ 15,931,000	$ 15,488,000	$ 29,198,000	$ 21,939,000	$ 39,299,000	$ 47,512,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	10,466,000	15,378,000	15,208,000	28,763,000	21,386,000	38,298,000	46,396,000
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	50,000	263,000	174,000	$ 205,000	263,000	$ 670,000	$ 679,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 106,000	$ 290,000	$ 106,000		$ 290,000